Operating Leases - Summary of Minimum Contractual Future Revenues (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leases, Future Minimum Payments Receivable [Abstract]
2014	$ 85,936
2015	86,359
2016	86,787
2017	87,218
2018	37,459
2019 and thereafter	103,701
Total	$ 487,460